FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets measured at fair value (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Assets
Assets, beginning balance	$ 342,928,809
Assets, ending balance	352,199,072		$ 342,928,809
Recurring Fair Value | Level 3
Assets
Assets, beginning balance	6,254,248	$ 3,310,580	3,310,580
Included in earnings	63,694	138,699
OCI	20,868	28,581
Purchases	1,153,136	4,016,694
Settlement	(3,756,039)	(505,505)
Reclassifications	(8,329)	(294,111)
Prepaids	(1,643)	(5,330)
Transfers in to Level 3	93,859	198,834
Transfers out of Level 3	(158,502)	(271,285)
Assets, ending balance	3,661,292	6,617,157	6,254,248
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	1,403,157	1,192,611	1,192,611
Included in earnings	(67,247)	26,061
Purchases	1,048,894	1,515,370
Settlement	(1,059,683)	(496,748)
Reclassifications	(8,329)	(294,111)
Transfers in to Level 3	80,336	194,555
Transfers out of Level 3	(152,933)	(271,285)
Assets, ending balance	1,244,195	1,866,453	1,403,157
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	1,384,673	1,163,336	1,163,336
Included in earnings	(62,945)	32,705
Purchases	1,043,329	1,513,367
Settlement	(1,054,191)	(493,734)
Reclassifications	(8,263)	(293,934)
Transfers in to Level 3	76,960	193,635
Transfers out of Level 3	(147,478)	(264,267)
Assets, ending balance	1,232,085	1,851,108	1,384,673
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	15,621	29,170	29,170
Included in earnings	(4,302)	(6,644)
Purchases	5,565	2,003
Settlement	(2,629)	(2,909)
Reclassifications	(66)	(177)
Transfers in to Level 3	3,376	920
Transfers out of Level 3	(5,455)	(7,018)
Assets, ending balance	12,110	15,345	15,621
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	2,863	105	105
Settlement	(2,863)	(105)
Assets, ending balance			2,863
Recurring Fair Value | Level 3 | Equity securities
Assets
Assets, beginning balance	384,682	462,253	462,253
Included in earnings	1,360	(285)
OCI	19,576	(2,901)
Purchases	4,163	3,700
Settlement	(21,135)	(1,021)
Transfers out of Level 3	(2)
Assets, ending balance	388,644	461,746	384,682
Recurring Fair Value | Level 3 | Other financial instruments
Assets
Assets, beginning balance	38,319	42,171	42,171
Included in earnings	(7,405)	(20,727)
Purchases		5,057
Assets, ending balance	30,914	26,501	38,319
Recurring Fair Value | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,670,782	1,532,156	1,532,156
Included in earnings	136,343	126,295
Purchases	5,656	917
Assets, ending balance	1,812,781	1,659,368	1,670,782
Recurring Fair Value | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,661,679	1,530,459	1,530,459
Included in earnings	133,512	126,307
Purchases		917
Assets, ending balance	1,795,191	1,657,683	1,661,679
Recurring Fair Value | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	9,103	1,697	1,697
Included in earnings	2,831	(12)
Purchases	5,656
Assets, ending balance	17,590	1,685	9,103
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	93,013	81,389	81,389
Included in earnings	643	7,355
Purchases	4,890	1,003
Settlement	(10,926)	(7,736)
Prepaids	(1,643)	(5,330)
Transfers in to Level 3	13,523	4,279
Transfers out of Level 3	(5,567)
Assets, ending balance	93,933	80,960	93,013
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	78,729	81,389	81,389
Included in earnings	(4)	7,355
Purchases	4,519	1,003
Settlement	(10,926)	(7,736)
Prepaids	(1,643)	(5,330)
Transfers in to Level 3	9,138	4,279
Transfers out of Level 3	(5,567)
Assets, ending balance	74,246	80,960	78,729
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	14,284
Included in earnings	647
Purchases	371
Transfers in to Level 3	4,385
Assets, ending balance	19,687		14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments
Assets
Assets, beginning balance	2,664,295
OCI	1,292	31,482
Purchases	89,533	2,490,647
Settlement	(2,664,295)
Assets, ending balance	90,825	2,522,129	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
Assets
Assets, beginning balance	2,664,295
OCI		31,482
Purchases		2,490,647
Settlement	(2,664,295)
Assets, ending balance		$ 2,522,129	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	0
OCI	5
Purchases	50,016
Assets, ending balance	50,021		0
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	0
OCI	1,287
Purchases	39,517
Assets, ending balance	$ 40,804		$ 0